CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Net of offering cost	$ 1,215,162
Net of Follow-on public offering			$ 3,462,099
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Interest expense from convertible bonds	350,519
Fair value change from convertible bonds	(2,860,123)
Changes in operating assets and liabilities:
Receivables from brokers, dealers and clearing organizations	(40,320,092)	$ (579,271,721)
Payables to brokers, dealers and clearing organizations	$ (48,235,921)	$ 164,799,238